STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 36,982,084
Interest and dividends	5,870,579
Total Investment income	42,852,663
Interest income on notes receivable from participants	519,757
Contributions:
Participants' rollovers	2,627,868
Participants' elective deferrals	17,244,514
Employer's matching	6,667,456
Total contributions	26,539,838
TOTAL ADDITIONS	69,912,258
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Benefits paid to participants or beneficiaries	44,409,585
Administrative expenses	324,717
TOTAL DEDUCTIONS	44,734,302
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	25,177,956
NET ASSETS AVAILABLE FOR BENEFITS, BEGINNING OF YEAR	357,829,390
NET ASSETS AVAILABLE FOR BENEFITS, END OF YEAR	$ 383,007,346